Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2015	Jun. 30, 2014
STOCKHOLDERS' EQUITY
Preferred stock, par value	$ .001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ .001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	13,479,101	11,665,093
Common stock, shares outstanding	13,454,101	11,640,093
Treasury stock, shares	25,000	25,000